As filed with the U.S. Securities and Exchange Commission

on June 2, 2017

1933 Act File No. 333-125838
1940 Act File No. 811-21777

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [√]
PRE-EFFECTIVE AMENDMENT NO. [  ]
POST-EFFECTIVE AMENDMENT NO. 73

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [√]
AMENDMENT NO. 75
(CHECK APPROPRIATE BOX OR BOXES)

JOHN HANCOCK FUNDS III
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE
(800) 225-5291

JOHN J. DANELLO, ESQ.

601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF COMMUNICATIONS TO:

MARK P. GOSHKO, ESQ.
K & L GATES LLP
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111-2950

TITLE OF SECURITIES BEING REGISTERED: Shares of beneficial interest ($0.00 par value) of the Registrant.

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

[  ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on June 28, 2017 pursuant to paragraph (b) of Rule 485
[  ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[  ] on (date) pursuant to paragraph (a)(1) of Rule 485
[  ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
[  ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[  ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the Class T shares of John Hancock Disciplined Value Fund. No information contained herein is intended to amend or supersede any prior filing relating to any other series or classes of the Registrant.

JOHN HANCOCK FUNDS III

CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

Cover Sheet

Contents of Registration Statement

Prospectus*

Statement of Additional Information*

Other Information*

Explanatory Note

Signature Page

* Incorporated herein by reference to Post-Effective Amendment No. 68 to Registrant’s Registration Statement, SEC File No. 811-21777, filed December 13, 2016, EDGAR Accession No. 0001133228-16-014575.

EXPLANATORY NOTE:

This Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A for John Hancock Funds III incorporates by reference the Registrant’s Prospectus (Part A), Statement of Additional Information (Part B) and Other Information (Part C) relating to John Hancock Disciplined Value Fund contained in Post-Effective Amendment No. 68, which was filed with the U.S. Securities and Exchange Commission on December 13, 2016. The sole purpose of this filing is to delay the effective date of Registrant’s Post-Effective Amendment No. 68 to June 28, 2017 pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 2nd day of June, 2017.

John Hancock Funds III

By:	/s/ Andrew G. Arnott
Name:	Andrew G. Arnott
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Andrew G. Arnott	President	June 2, 2017
Andrew G. Arnott

/s/ Charles A. Rizzo	Chief Financial Officer	June 2, 2017
Charles A. Rizzo	(Principal Financial Officer and Principal Accounting Officer)

/s/ Charles L. Bardelis *	Trustee	June 2, 2017
Charles L. Bardelis

/s/ James R. Boyle *	Trustee	June 2, 2017
James R. Boyle

/s/ Craig Bromley *	Trustee	June 2, 2017
Craig Bromley

/s/ Peter S. Burgess *	Trustee	June 2, 2017
Peter S. Burgess

/s/ William H. Cunningham *	Trustee	June 2, 2017
William H. Cunningham

/s/ Grace K. Fey *	Trustee	June 2, 2017
Grace K. Fey

/s/ Theron S. Hoffman *	Trustee	June 2, 2017
Theron S. Hoffman

/s/ Deborah C. Jackson *	Trustee	June 2, 2017
Deborah C. Jackson

/s/ Hassell H. McClellan *	Trustee	June 2, 2017
Hassell H. McClellan

Signature	Title	Date

/s/ James M. Oates *	Trustee	June 2, 2017
James M. Oates

/s/ Steven R. Pruchansky *	Trustee	June 2, 2017
Steven R. Pruchansky

/s/ Gregory A. Russo *	Trustee	June 2, 2017
Gregory A. Russo

/s/ Warren A. Thomson *	Trustee	June 2, 2017
Warren A. Thomson

*By: Power of Attorney

By:	/s/ Harsha Pulluru	June 2, 2017
Harsha Pulluru Attorney-in-Fact

*Pursuant to Power of Attorney previously filed with Post-Effective Amendment No. 68 to the Trust’s Registration Statement on December 13, 2016